Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Income Before Provision for Income Taxes

The Company’s income before provision for income taxes was generated from the U.S. and non-U.S. operations as follows (in millions):

	Years Ended December 31,
	2013	2012	2011
Income before income taxes:
U.S.	$637.2	$730.6	$731.4
Non-U.S.	(1,275.6)	(485.5)	(275.4)

Income before income taxes	$(638.4)	$245.1	$456.0

Schedule of Provision for Income Taxes

The Company’s provision for income taxes consisted of the following (in millions):

	Years Ended December 31,
	2013	2012	2011
Current provision:
U.S. federal	$318.1	$328.5	$301.2
U.S. state	9.0	18.0	10.8
Non-U.S.	60.6	21.3	11.8

Total current provision	387.7	367.8	323.8

Deferred (benefit) provision:
U.S. federal	(101.7)	(75.5)	(53.2)
U.S. state	1.2	5.6	(3.9)
Non-U.S.	(174.5)	(151.1)	(69.8)

Total deferred (benefit) provision	(275.0)	(221.0)	(126.9)

Total provision for income taxes	$112.7	$146.8	$196.9

Schedule of Reconciliations Between Statutory Irish Income Tax Rate and Company's Effective Income Tax Rate

Reconciliations between the statutory U.S. federal income tax rate and the Company’s effective income tax rate were as follows:

	Years Ended December 31,
	2012	2011
U.S. federal income tax at statutory rates	35.0%	35.0%
U.S. state income taxes, net of U.S. federal benefit	5.5%	2.4%
Non-U.S. rate differential	(3.7)%	1.9%
Non-U.S. intangible amortization	18.7%	6.1%
Loss on non-U.S. currency hedge	10.1%	—%
Impact of acquisitions and reorganizations	(15.0)%	—%
Non-U.S. impairments	8.4%	0.6%
Tax audit outcomes	(7.0)%	(1.4)%
Non-deductible expenses	8.6%	2.7%
R&D credits and U.S. manufacturing deduction	(4.5)%	(3.7)%
Rate changes	2.8%	(1.2)%
Valuation allowance	(1.6)%	1.4%
Other	2.6%	(0.6)%

Effective income tax rate	59.9%	43.2%

Schedule of Components Company's Net Deferred Tax Assets (Liabilities)

The significant components of the Company’s net deferred tax assets (liabilities) consisted of the following (in millions):

	December 31,
	2013	2012
Benefits from net operating and capital losses and tax credit carryforwards	$1,121.2	$248.1
Differences in financial statement and tax accounting for:
Inventories, receivables and accruals	473.7	397.7
Deferred revenue	16.7	(0.1)
Share-based compensation	33.1	24.0
Other	47.2	51.2

Total deferred tax asset, gross	1,691.9	720.9
Less: Valuation allowance	(900.7)	(103.0)

Total deferred tax asset, net	$791.2	$617.9

Differences in financial statement and tax accounting for:
Property, equipment and intangible assets	(961.8)	(923.9)
Basis difference in debt	(281.7)	(265.6)
Deferred interest expense	(69.1)	(76.3)

Total deferred tax liabilities	$(1,312.6)	$(1,265.8)

Total deferred taxes	$(521.4)	$(647.9)

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	December 31,
	2013	2012	2011
Balance at the beginning of the year	$103.7	$71.2	$68.0
Increases for current year tax positions	54.3	4.3	8.5
Increases for prior year tax positions	53.0	6.7	11.0
Increases due to acquisitions	85.9	41.9	—
Decreases for prior year tax positions	(17.8)	(10.4)	(14.9)
Settlements	(42.7)	(9.3)	(1.2)
Lapse of applicable statue of limitations	(5.3)	(1.3)	(0.2)
Foreign Exchange	1.7	0.6	—

Balance at the end of the year	$232.8	$103.7	$71.2

Irish [Member]
Schedule of Reconciliations Between Statutory Irish Income Tax Rate and Company's Effective Income Tax Rate

The reconciliation between the statutory Irish income tax rate and the Company’s effective income tax rate was as follows:

Year Ended December 31,
2013
Income tax at the Irish federal statutory rate	12.5%
Taxes on earnings subject to the US federal and state tax rates	(37.7)%
Taxes on earnings subject to rates different than the Irish statutory rate	13.5%
Intangible amortization	8.4%
Loss on currency hedge	0.0%
Impact of acquisitions and reorganizations	0.8%
Impairments	(13.2)%
Tax audit outcomes	(1.1)%
Non-deductible expenses	(3.5)%
R&D credits and U.S. manufacturing deduction	5.7%
Rate changes	(0.3)%
Valuation allowance	(0.6)%
Other	(2.2)%

Effective income tax rate	(17.7)%